Other Operating Expense	12 Months Ended
Dec. 31, 2019
Other Operating Expense [Abstract]
Other Operating Expense
Note 21:	Other Operating Expense

The components of “Other operating expense, net” for the years ended December 31, 2019, 2018 and 2017 were as follows.

	For the Years Ended December 31,
	2019	2018	2017
Other Operating Expense, Net
Foreign currency transaction losses (gains), net	$8.1	$(1.9)	$9.3
Restructuring charges (1)	17.1	12.7	5.3
Environmental remediation expenses (2)	0.1	—	0.9
Shareholder litigation settlement recoveries (3)	(6.0)	(9.5)	—
Acquisition related expenses and non-cash charges (4)	53.8	9.8	3.4
(Gains) losses on asset and business disposals	0.8	(1.1)	0.8
Other, net (5)	1.8	(0.9)	202.4
Total other operating expense, net	$75.7	$9.1	$222.1

Certain prior period amounts have been reclassified to conform to the current period presentation.

(1)	See Note 4 “Restructuring.”

(2)	Estimated environmental remediation costs recorded on an undiscounted basis for a former production facility.

(3)	Represents insurance recoveries of the Company’s shareholder litigation settlement in 2014.

(4)
Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs (including certain incentive and non-incentive cash compensation costs), and non-cash charges and credits arising from fair value purchase accounting adjustments.

(5)
Includes stock-based compensation expense recognized for the year ended December 31, 2017 for stock options outstanding of $77.6 million.  Prior to the initial public offering in May 2017, no compensation expense was recorded.  As of the initial public offering in May 2017, repurchase rights that created the implicit service period were eliminated and expense for the period from grant until the initial public offering were recognized in May 2017.  Also in May 2017, DSUs were granted to employees at the date of the initial public offering of $97.4 million under the 2013 Stock Incentive Plan and employer taxes related to the DSUs granted to employees at the date of the initial public offering of $19.2 million.